Financial instruments and risk management	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Financial instruments and risk management

26.	Financial instruments and risk management

The Group’s operations expose it to credit risk, liquidity risk and market risk, including foreign exchange risk. These condensed consolidated financial statements do not include all financial risk management information and disclosures required in the annual financial statements and should be read in conjunction with the restated consolidated financial statements for the year ended 31 December 2025. There have been no changes in the Group’s risk management policies in the period.

Cash and cash equivalents

Cash and cash equivalents of €266k (31 December 2025: €575k) comprise cash at bank, of which €131k is held by QIND and Al Shola Gas. For cash and cash equivalents, the carrying value is a reasonable approximation of fair value.

Accounting classifications and fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments: Level 1, quoted (unadjusted) prices in active markets for identical assets or liabilities; Level 2, other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and Level 3, techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data. There were no transfers between levels during the period. At 30 June 2026, the Group’s financial instruments measured at fair value comprised derivative financial liabilities of €169k (31 December 2025: €181k), classified within Level 2.

	Assets at amortised cost	Liabilities at amortised cost	Liabilities at FVTPL	Equity	Total carrying amount	Level 2
	€’000	€’000	€’000	€’000	€’000	€’000
30 June 2026
Cash and cash equivalents	266	-	-	-	266	-
Trade receivables (Note 12)	5,099	-	-	-	5,099	-
Loan and other receivables (Note 12)	417	-	-	-	417	-
Related party receivables (Note 11)	324	-	-	-	324	-
Long-term deposits (Note 14)	306	-	-	-	306	-
Trade payables (Note 17)	-	2,157	-	-	2,157	-
Other payables (Notes 16, 17)	-	8,307	-	-	8,307	-
Loans and bank borrowings (Notes 16, 17, 20)	-	1,795	-	-	1,795	-
Lease liabilities (Note 25)	-	436	-	-	436	-
Derivative financial liabilities (Note 19)	-	-	169	-	169	169
Equity-classified warrants (other equity reserve)	-	-	-	7,071	7,071	-
Total	6,412	12,695	169	7,071	26,347	169
31 December 2025
Cash and cash equivalents	575	-	-	-	575	-
Trade receivables (Note 12)	4,774	-	-	-	4,774	-
Loan and other receivables (Note 12)	229	-	-	-	229	-
Related party receivables (Note 11)	-	-	-	-	-	-
Long-term deposits (Note 14)	255	-	-	-	255	-
Trade payables (Note 17)	-	1,460	-	-	1,460	-
Other payables (Notes 16, 17)	-	8,020	-	-	8,020	-
Loans and bank borrowings (Notes 16, 17, 20)	-	1,887	-	-	1,887	-
Lease liabilities (Note 25)	-	451	-	-	451	-
Derivative financial liabilities (Note 19)	-	-	181	-	181	181
Equity-classified warrants (other equity reserve)	-	-	-	4,995	4,995	-
Total	5,833	11,818	181	4,995	22,827	181

Other receivables exclude prepayments, VAT and the contract fulfilment asset, and other payables exclude payroll taxes and end-of-service benefits, as these are not financial instruments. For receivables and payables with a remaining term of less than one year or on demand balances, the carrying amount is a reasonable approximation of fair value.

Liquidity risk

The following are the contractual maturities of the Group’s financial liabilities at 30 June 2026.

	Carrying amount	Contractual cash flows	Less than one year	1 - 2 years	2 - 5 years
	€’000	€’000	€’000	€’000	€’000
Trade payables	2,157	2,157	2,157	-	-
Other payables	8,307	8,307	8,307	-	-
Loans and borrowings - current	1,770	1,770	1,770	-	-
Bank borrowings - non-current	25	25	-	25	-
Employee end-of-service benefits	119	119	-	-	119
Lease liabilities	436	473	209	176	88
Derivative financial liabilities	169	-	-	-	-
Total	12,983	12,851	12,443	201	207

Contractual cash flows for derivative financial liabilities are nil as the instruments will be settled in shares. Loans and borrowings are shown at their carrying amount; accrued interest on the QIND convertible notes is presented within cost accruals (Note 22).

Foreign exchange risk

The Group is exposed to translation risk on its net investment in QIND, whose functional currency is the US dollar, including the goodwill and fair value adjustments arising on its acquisition, and on BioSteam, whose functional currency is the South African rand. Exchange differences on translation are recognised in other comprehensive income and accumulated in the foreign currency translation reserve. The following significant exchange rates have been applied.

	Average rate		Period-end spot rate
	2026	2025	30 June 2026	31 December 2025
USD to €1.00	1.1675	1.1012	1.1417	1.1736
ZAR to €1.00	19.1049	n/a	18.6544	19.4439